Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note	Dec. 31, 2022 USD ($)
Principal Outstanding [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	$ 5,796,148
Unamortized Issuance Cost [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	(1,167,899)
Net carrying value [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	4,628,249
Convertible Note 2021 [Member] | Principal Outstanding [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	2,626,148
Convertible Note 2021 [Member] | Unamortized Issuance Cost [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	(284,052)
Convertible Note 2021 [Member] | Net carrying value [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	2,342,096
Convertible Note 2022 [Member] | Principal Outstanding [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	3,170,000
Convertible Note 2022 [Member] | Unamortized Issuance Cost [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	(883,847)
Convertible Note 2022 [Member] | Net carrying value [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Notes - liability portion	$ 2,286,153